Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Balance sheet items, except for equity accounts [Member] | RMB [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1636	7.2993
Balance sheet items, except for equity accounts [Member] | AED [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6726	3.6726
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member] | RMB [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2526		7.215
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member] | AED [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6728		3.6725